GOODWILL AND OTHER INTANGIBLE ASSETS (Details Narrative) - USD ($)		3 Months Ended		6 Months Ended		9 Months Ended		12 Months Ended
	Sep. 01, 2023	Jun. 30, 2024	Jun. 30, 2023	Mar. 31, 2024	Mar. 31, 2023	Jun. 30, 2024	Jun. 30, 2023	Sep. 30, 2023	Sep. 30, 2022
Indefinite-Lived Intangible Assets [Line Items]
Goodwill		$ (0)				$ (0)		$ 28,846,832	$ 92,834,832
Impairment of goodwill	$ 63,988,000			$ 28,846,832		28,846,832		63,988,000
Amortization		873,476	913,061			3,503,631	4,433,035	6,526,911	1,476,457
Goodwill in gross								92,834,832
Noncontrolling interest	$ 25,595,200	18,059,008				18,059,008		63,855,573	98,259,819
Impairment loss of intangible assets						73,447,067		5,873,000
Accumulated depreciation		$ (6,349,994)				(6,349,994)		$ (3,904,240)	$ (1,767,361)
Intellectual Property [Member]
Indefinite-Lived Intangible Assets [Line Items]
Weighted average Useful life								8 years 11 months 19 days
Elms Legacy Mullen [Member]
Indefinite-Lived Intangible Assets [Line Items]
Impairment loss of intangible assets					$ 15,142,455
Derecognition of Accumulated Depreciation					$ 1,057,877
Impairment loss of intangible assets								$ 5,873,000
Accumulated depreciation								$ 4,318,850
Bollinger Segment [Member]
Indefinite-Lived Intangible Assets [Line Items]
Impairment of Intangible Assets, Indefinite-Lived (Excluding Goodwill)						$ 58,304,612